Commitments and contingencies	6 Months Ended
Feb. 28, 2026
Commitments and contingencies
Commitments and contingencies

25. Commitments and contingencies

ILOC

In connection with its floor plan financing arrangement with Yamaha [note 14], the Company has provided credit support in the form of a $150,000 ILOC issued by its banking partner. The ILOC supports a $300,000 floor plan facility and may be drawn upon by Yamaha in the event of default by the Company under the related financing agreement. As at February 28, 2026, no amounts have been drawn under this arrangement.

The standby letter of credit represents a contingent obligation and is accounted for in accordance with IAS 37. As the likelihood of a draw is not considered probable, no provision has been recognized in these interim condensed consolidated financial statements.

Battery supply agreement with Neogy SAS

In addition to the obligations under leases [note 13], the Company is subject to supply agreements with minimum spend commitments. The Company currently has a commitment to purchase 192 batteries from a supplier. The Company has received 33 batteries on this order and has made deposits to the supplier to cover an additional 63 batteries [note 7]. Therefore, as at February 28, 2026, the Company is committed to purchase an additional 96 batteries. The amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years, is as follows:

$
2026	239,740
2027	2,688,491

Future lease commitment

In October 2021, EB Rental FL Corp. has entered into lease arrangement for premises, which have not commenced yet and therefore related right-of-use asset and lease liability are not recorded as at November 30, 2025. The lease offers EB Rental FL Corp. a termination clause in case certain contractual requirements are not met by the lessor at the lease commencement date.

The Company’s undiscounted lease commitments related to this lease are as follows as at February 28, 2026:

$
2026	50,000
2027	121,000
2028	123,420
2029 and thereafter	330,060